Trade and other payables	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Trade and other payables
16.
Trade and other payables

Trade and other payables consist of the following:
	As of March 31,
	2023		2022
Trade payables	Rs.	17,857	Rs.	15,971
Due to creditors for expenses		4,827		6,691
Due to capital creditors		3,760		2,910
	Rs.	26,444	Rs.	25,572

For details regarding the Company’s exposure to currency and liquidity risks, see Note 31 of these consolidated financial statements under
“
Liquidity risk
”.